SCHEDULE OF AMORTIZATION EXPENSES FOR THE SUCCEEDING YEARS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining of fiscal year	$ 702
Year one	1,405	$ 1,385
Year two	1,405	1,385
Year three	1,405	1,385
Year four	1,405	1,385
Year five		1,385
Total	$ 6,322	$ 6,925